Segment Information - Additional Information (Detail)	2 Months Ended	12 Months Ended
	Mar. 10, 2023 Segments	Dec. 31, 2022	Dec. 31, 2022 Segments	Jan. 01, 2023 division
Disclosure of operating segments [line items]
Number of operating segments		3	3
Restructuring of divisions and segments
Disclosure of operating segments [line items]
Number of operating segments | Segments	4
Number of divisions | division				2